Pensions and other post-retirement benefits - Analysis of the amounts charged to profit (loss), recognized in other comprehensive income, and movement in obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018
Analysis of the amount charged to profit or loss
Current service cost	$ 609	$ 721	$ 780
Past service cost	6	28	16
Other finance (income) expense	63	127	220
Analysis of the amount recognized in other comprehensive income
Actual asset return less interest income on plan assets	4,341	(1,083)	3,295
Change in financial assumptions underlying the present value of the plan liabilities	(4,170)	2,794	(461)
Actuarial gains (losses) arising from changes in demographic assumptions, net defined benefit liability (asset)	226	79	783
Remeasurements recognized in other comprehensive income (liabilities) assets	328	2,317	3,646
Movements in benefit obligation and fair value of plan assets during the year
Interest income on plan assets	(1,283)	(1,219)	(1,196)
Operating charge relating to defined benefit plans	(610)	(766)	(809)
Interest cost	1,346	1,346	1,416
Remeasurements recognized in other comprehensive income (liabilities) assets	328	2,317	3,646
Post-employment benefit expense, defined contribution plans	275	261	267
Surplus (deficit) at 31 December				$ (1,539)	$ (2,436)
Surplus (deficit) in plan, asset recognized				7,053	5,955
Surplus (deficit) in plan, liability recognized				(8,592)	(8,391)
Gains (losses) arising from settlements, net defined benefit liability (asset)	(5)	17	13
Employee Benefit, Expense	885	1,027	1,076
Actuarial gains (losses) arising from experience adjustments, net defined benefit liability (asset)	(69)	527	29
Funded
Movements in benefit obligation and fair value of plan assets during the year
Contributions by employers (funded plans)	349	610	637
Surplus (deficit) at 31 December				6,752	5,620
Unfunded
Movements in benefit obligation and fair value of plan assets during the year
Surplus (deficit) at 31 December				(8,291)	(8,056)
Accrued benefit obligation
Analysis of the amount recognized in other comprehensive income
Remeasurements recognized in other comprehensive income (liabilities) assets	(4,013)	3,400
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(45,118)	(51,481)
Exchange adjustments (liabilities) assets	826	(2,005)
Operating charge relating to defined benefit plans	610	766
Interest cost	1,346	1,346
Contributions by plan participants (liabilities) assets	(28)	(30)
Decrease Through Reclassification to Assets Held For Sale, Net Defined Benefit Liability (Asset)	(146)
Disposals of (benefit obligations) and fair value of plan asset	30	(14)
Remeasurements recognized in other comprehensive income (liabilities) assets	(4,013)	3,400
Net defined benefit liability (asset), end of period	(49,078)	(45,118)	(51,481)
The defined benefit obligation may be analysed between funded and unfunded plans as follows	(49,078)	(45,118)	(51,481)	(49,078)	(45,118)
Settlement payments in respect of net defined benefit liabilities (assets)	2,304	3,046
Payments in respect of settlements, net defined benefit liability (asset)	346	2
Expenses incurred for administration of the benefits	37	38
Accrued benefit obligation | Funded
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(37,062)
Benefit payments (liabilities) assets	(2,188)	(2,544)
Net defined benefit liability (asset), end of period	(40,787)	(37,062)
The defined benefit obligation may be analysed between funded and unfunded plans as follows	(40,787)	(37,062)		(40,787)	(37,062)
Accrued benefit obligation | Unfunded
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(8,056)
Benefit payments (liabilities) assets	(499)	(542)
Net defined benefit liability (asset), end of period	(8,291)	(8,056)
The defined benefit obligation may be analysed between funded and unfunded plans as follows	(8,291)	(8,056)		(8,291)	(8,056)
Fair value of plan assets
Analysis of the amount recognized in other comprehensive income
Remeasurements recognized in other comprehensive income (liabilities) assets	4,341	(1,083)
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	42,682	46,513
Exchange adjustments (liabilities) assets	(1,122)	2,049
Interest income on plan assets	(1,283)	(1,219)
Contributions by plan participants (liabilities) assets	28	30
Decrease Through Reclassification to Assets Held For Sale, Net Defined Benefit Liability (Asset)	(78)
Disposals of (benefit obligations) and fair value of plan asset		14
Remeasurements recognized in other comprehensive income (liabilities) assets	4,341	(1,083)
Net defined benefit liability (asset), end of period	47,539	42,682	46,513
Surplus (deficit) at 31 December				(1,539)	(2,436)
The defined benefit obligation may be analysed between funded and unfunded plans as follows	47,539	42,682	46,513	47,539	42,682
Fair value of plan assets | Funded
Movements in benefit obligation and fair value of plan assets during the year
Contributions by employers (funded plans)	349	610
Benefit payments (liabilities) assets	2,188	2,544
United Kingdom
Analysis of the amount charged to profit or loss
Current service cost	227	295	357
Past service cost	2	15	12
Other finance (income) expense	(152)	(94)	(14)
Analysis of the amount recognized in other comprehensive income
Actual asset return less interest income on plan assets	2,945	(722)	2,396
Change in financial assumptions underlying the present value of the plan liabilities	(2,294)	1,770	(236)
Actuarial gains (losses) arising from changes in demographic assumptions, net defined benefit liability (asset)	136	123	734
Remeasurements recognized in other comprehensive income (liabilities) assets	730	1,691	2,985
Movements in benefit obligation and fair value of plan assets during the year
Interest income on plan assets	(909)	(868)	(845)
Operating charge relating to defined benefit plans	(229)	(310)	(369)
Interest cost	757	774	831
Remeasurements recognized in other comprehensive income (liabilities) assets	730	1,691	2,985
Post-employment benefit expense, defined contribution plans	42	38	31
Surplus (deficit) at 31 December				6,349	5,255
Surplus (deficit) in plan, asset recognized				6,588	5,473
Surplus (deficit) in plan, liability recognized				(239)	(218)
Gains (losses) arising from settlements, net defined benefit liability (asset)	0	0	0
Employee Benefit, Expense	271	348	400
Actuarial gains (losses) arising from experience adjustments, net defined benefit liability (asset)	(57)	520	91
United Kingdom | Funded
Movements in benefit obligation and fair value of plan assets during the year
Surplus (deficit) at 31 December				6,588	5,473
United Kingdom | Unfunded
Movements in benefit obligation and fair value of plan assets during the year
Surplus (deficit) at 31 December				(239)	(218)
United Kingdom | Accrued benefit obligation
Analysis of the amount recognized in other comprehensive income
Remeasurements recognized in other comprehensive income (liabilities) assets	(2,215)	2,413
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(26,830)	(31,513)
Exchange adjustments (liabilities) assets	942	(1,589)
Operating charge relating to defined benefit plans	229	310
Interest cost	757	774
Contributions by plan participants (liabilities) assets	(20)	(21)
Decrease Through Reclassification to Assets Held For Sale, Net Defined Benefit Liability (Asset)	0
Disposals of (benefit obligations) and fair value of plan asset	0	0
Remeasurements recognized in other comprehensive income (liabilities) assets	(2,215)	2,413
Net defined benefit liability (asset), end of period	(29,780)	(26,830)	(31,513)
The defined benefit obligation may be analysed between funded and unfunded plans as follows	(29,780)	(26,830)	(31,513)	(29,780)	(26,830)
United Kingdom | Accrued benefit obligation | Funded
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(26,612)
Benefit payments (liabilities) assets	(1,207)	(1,780)
Net defined benefit liability (asset), end of period	(29,541)	(26,612)
The defined benefit obligation may be analysed between funded and unfunded plans as follows	(29,541)	(26,612)		(29,541)	(26,612)
United Kingdom | Accrued benefit obligation | Unfunded
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(218)
Benefit payments (liabilities) assets	(6)	(6)
Net defined benefit liability (asset), end of period	(239)	(218)
The defined benefit obligation may be analysed between funded and unfunded plans as follows	(239)	(218)		(239)	(218)
United Kingdom | Fair value of plan assets
Analysis of the amount recognized in other comprehensive income
Remeasurements recognized in other comprehensive income (liabilities) assets	2,945	(722)
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	32,085	35,091
Exchange adjustments (liabilities) assets	(1,141)	1,883
Interest income on plan assets	(909)	(868)
Contributions by plan participants (liabilities) assets	20	21
Decrease Through Reclassification to Assets Held For Sale, Net Defined Benefit Liability (Asset)	0
Disposals of (benefit obligations) and fair value of plan asset		0
Remeasurements recognized in other comprehensive income (liabilities) assets	2,945	(722)
Net defined benefit liability (asset), end of period	36,129	32,085	35,091
Surplus (deficit) at 31 December				6,349	5,255
The defined benefit obligation may be analysed between funded and unfunded plans as follows	36,129	32,085	35,091	36,129	32,085
United Kingdom | Fair value of plan assets | Funded
Movements in benefit obligation and fair value of plan assets during the year
Contributions by employers (funded plans)	236	490
Benefit payments (liabilities) assets	1,207	1,780
US
Analysis of the amount charged to profit or loss
Current service cost	263	299	292
Past service cost	0	0	0
Other finance (income) expense	102	107	127
Analysis of the amount recognized in other comprehensive income
Actual asset return less interest income on plan assets	1,079	(256)	826
Change in financial assumptions underlying the present value of the plan liabilities	(1,036)	945	(514)
Actuarial gains (losses) arising from changes in demographic assumptions, net defined benefit liability (asset)	91	(9)	72
Remeasurements recognized in other comprehensive income (liabilities) assets	112	721	344
Movements in benefit obligation and fair value of plan assets during the year
Interest income on plan assets	(285)	(262)	(266)
Operating charge relating to defined benefit plans	(250)	(299)	(292)
Interest cost	387	369	393
Remeasurements recognized in other comprehensive income (liabilities) assets	112	721	344
Post-employment benefit expense, defined contribution plans	188	178	191
Surplus (deficit) at 31 December				(2,464)	(2,501)
Surplus (deficit) in plan, asset recognized				387	418
Surplus (deficit) in plan, liability recognized				(2,851)	(2,919)
Gains (losses) arising from settlements, net defined benefit liability (asset)	(13)	0	0
Employee Benefit, Expense	438	477	483
Actuarial gains (losses) arising from experience adjustments, net defined benefit liability (asset)	(22)	41	(40)
US | Funded
Movements in benefit obligation and fair value of plan assets during the year
Surplus (deficit) at 31 December				387	396
US | Unfunded
Movements in benefit obligation and fair value of plan assets during the year
Surplus (deficit) at 31 December				(2,851)	(2,897)
US | Accrued benefit obligation
Analysis of the amount recognized in other comprehensive income
Remeasurements recognized in other comprehensive income (liabilities) assets	(967)	977
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(9,696)	(10,820)
Exchange adjustments (liabilities) assets	0	0
Operating charge relating to defined benefit plans	250	299
Interest cost	387	369
Contributions by plan participants (liabilities) assets	0	0
Decrease Through Reclassification to Assets Held For Sale, Net Defined Benefit Liability (Asset)	(146)
Disposals of (benefit obligations) and fair value of plan asset	0	0
Remeasurements recognized in other comprehensive income (liabilities) assets	(967)	977
Net defined benefit liability (asset), end of period	(10,119)	(9,696)	(10,820)
The defined benefit obligation may be analysed between funded and unfunded plans as follows	(10,119)	(9,696)	(10,820)	(10,119)	(9,696)
US | Accrued benefit obligation | Pension plans defined benefit
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(7,290)
Net defined benefit liability (asset), end of period	(7,789)	(7,290)
The defined benefit obligation may be analysed between funded and unfunded plans as follows	(7,789)	(7,290)		(7,789)	(7,290)
US | Accrued benefit obligation | Postemployment retirement benefits
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(2,406)
Net defined benefit liability (asset), end of period	(2,330)	(2,406)
The defined benefit obligation may be analysed between funded and unfunded plans as follows	(2,330)	(2,406)		(2,330)	(2,406)
US | Accrued benefit obligation | Funded
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(6,799)
Benefit payments (liabilities) assets	(830)	(597)
Net defined benefit liability (asset), end of period	(7,268)	(6,799)
The defined benefit obligation may be analysed between funded and unfunded plans as follows	(7,268)	(6,799)		(7,268)	(6,799)
US | Accrued benefit obligation | Unfunded
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(2,897)
Benefit payments (liabilities) assets	(205)	(218)
Net defined benefit liability (asset), end of period	(2,851)	(2,897)
The defined benefit obligation may be analysed between funded and unfunded plans as follows	(2,851)	(2,897)		(2,851)	(2,897)
US | Fair value of plan assets
Analysis of the amount recognized in other comprehensive income
Remeasurements recognized in other comprehensive income (liabilities) assets	1,079	(256)
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	7,195	7,779
Exchange adjustments (liabilities) assets	0	0
Interest income on plan assets	(285)	(262)
Contributions by plan participants (liabilities) assets	0	0
Decrease Through Reclassification to Assets Held For Sale, Net Defined Benefit Liability (Asset)	(78)
Disposals of (benefit obligations) and fair value of plan asset		0
Remeasurements recognized in other comprehensive income (liabilities) assets	1,079	(256)
Net defined benefit liability (asset), end of period	7,655	7,195	7,779
Surplus (deficit) at 31 December				(2,464)	(2,501)
The defined benefit obligation may be analysed between funded and unfunded plans as follows	7,655	7,195	7,779	7,655	7,195
US | Fair value of plan assets | Funded
Movements in benefit obligation and fair value of plan assets during the year
Contributions by employers (funded plans)	4	7
Benefit payments (liabilities) assets	830	597
Eurozone
Analysis of the amount charged to profit or loss
Current service cost	81	84	85
Past service cost	5	9	5
Other finance (income) expense	90	92	84
Analysis of the amount recognized in other comprehensive income
Actual asset return less interest income on plan assets	220	(69)	30
Change in financial assumptions underlying the present value of the plan liabilities	(748)	14	336
Actuarial gains (losses) arising from changes in demographic assumptions, net defined benefit liability (asset)	3	(42)	0
Remeasurements recognized in other comprehensive income (liabilities) assets	(519)	(140)	330
Movements in benefit obligation and fair value of plan assets during the year
Interest income on plan assets	(43)	(44)	(37)
Operating charge relating to defined benefit plans	(94)	(110)	(103)
Interest cost	133	136	121
Remeasurements recognized in other comprehensive income (liabilities) assets	(519)	(140)	330
Post-employment benefit expense, defined contribution plans	7	5	7
Surplus (deficit) at 31 December				(5,010)	(4,794)
Surplus (deficit) in plan, asset recognized				27	29
Surplus (deficit) in plan, liability recognized				(5,037)	(4,823)
Gains (losses) arising from settlements, net defined benefit liability (asset)	8	17	13
Employee Benefit, Expense	101	115	110
Actuarial gains (losses) arising from experience adjustments, net defined benefit liability (asset)	6	(43)	(36)
Eurozone | Funded
Movements in benefit obligation and fair value of plan assets during the year
Surplus (deficit) at 31 December				(136)	(152)
Eurozone | Unfunded
Movements in benefit obligation and fair value of plan assets during the year
Surplus (deficit) at 31 December				(4,874)	(4,642)
Eurozone | Accrued benefit obligation
Analysis of the amount recognized in other comprehensive income
Remeasurements recognized in other comprehensive income (liabilities) assets	(739)	(71)
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(6,906)	(7,275)
Exchange adjustments (liabilities) assets	(142)	(303)
Operating charge relating to defined benefit plans	94	110
Interest cost	133	136
Contributions by plan participants (liabilities) assets	(2)	(2)
Decrease Through Reclassification to Assets Held For Sale, Net Defined Benefit Liability (Asset)	0
Disposals of (benefit obligations) and fair value of plan asset	30	0
Remeasurements recognized in other comprehensive income (liabilities) assets	(739)	(71)
Net defined benefit liability (asset), end of period	(7,353)	(6,906)	(7,275)
The defined benefit obligation may be analysed between funded and unfunded plans as follows	(7,353)	(6,906)	(7,275)	(7,353)	(6,906)
Eurozone | Accrued benefit obligation | Funded
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(2,264)
Benefit payments (liabilities) assets	(76)	(84)
Net defined benefit liability (asset), end of period	(2,479)	(2,264)
The defined benefit obligation may be analysed between funded and unfunded plans as follows	(2,479)	(2,264)		(2,479)	(2,264)
Eurozone | Accrued benefit obligation | Unfunded
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(4,642)
Benefit payments (liabilities) assets	(273)	(301)
Net defined benefit liability (asset), end of period	(4,874)	(4,642)
The defined benefit obligation may be analysed between funded and unfunded plans as follows	(4,874)	(4,642)		(4,874)	(4,642)
Eurozone | Fair value of plan assets
Analysis of the amount recognized in other comprehensive income
Remeasurements recognized in other comprehensive income (liabilities) assets	220	(69)
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	2,112	2,224
Exchange adjustments (liabilities) assets	43	93
Interest income on plan assets	(43)	(44)
Contributions by plan participants (liabilities) assets	2	2
Decrease Through Reclassification to Assets Held For Sale, Net Defined Benefit Liability (Asset)	0
Disposals of (benefit obligations) and fair value of plan asset		0
Remeasurements recognized in other comprehensive income (liabilities) assets	220	(69)
Net defined benefit liability (asset), end of period	2,343	2,112	2,224
Surplus (deficit) at 31 December				(5,010)	(4,794)
The defined benefit obligation may be analysed between funded and unfunded plans as follows	2,343	2,112	2,224	2,343	2,112
Eurozone | Fair value of plan assets | Funded
Movements in benefit obligation and fair value of plan assets during the year
Contributions by employers (funded plans)	85	88
Benefit payments (liabilities) assets	76	84
Other
Analysis of the amount charged to profit or loss
Current service cost	38	43	46
Past service cost	(1)	4	(1)
Other finance (income) expense	23	22	23
Analysis of the amount recognized in other comprehensive income
Actual asset return less interest income on plan assets	97	(36)	43
Change in financial assumptions underlying the present value of the plan liabilities	(92)	65	(47)
Actuarial gains (losses) arising from changes in demographic assumptions, net defined benefit liability (asset)	(4)	7	(23)
Remeasurements recognized in other comprehensive income (liabilities) assets	5	45	(13)
Movements in benefit obligation and fair value of plan assets during the year
Interest income on plan assets	(46)	(45)	(48)
Operating charge relating to defined benefit plans	(37)	(47)	(45)
Interest cost	69	67	71
Remeasurements recognized in other comprehensive income (liabilities) assets	5	45	(13)
Post-employment benefit expense, defined contribution plans	38	40	38
Surplus (deficit) at 31 December				(414)	(396)
Surplus (deficit) in plan, asset recognized				51	35
Surplus (deficit) in plan, liability recognized				(465)	(431)
Gains (losses) arising from settlements, net defined benefit liability (asset)	0	0	0
Employee Benefit, Expense	75	87	83
Actuarial gains (losses) arising from experience adjustments, net defined benefit liability (asset)	4	9	14
Other | Funded
Movements in benefit obligation and fair value of plan assets during the year
Surplus (deficit) at 31 December				(87)	(97)
Other | Unfunded
Movements in benefit obligation and fair value of plan assets during the year
Surplus (deficit) at 31 December				(327)	(299)
Other | Accrued benefit obligation
Analysis of the amount recognized in other comprehensive income
Remeasurements recognized in other comprehensive income (liabilities) assets	(92)	81
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(1,686)	(1,873)
Exchange adjustments (liabilities) assets	26	(113)
Operating charge relating to defined benefit plans	37	47
Interest cost	69	67
Contributions by plan participants (liabilities) assets	(6)	(7)
Decrease Through Reclassification to Assets Held For Sale, Net Defined Benefit Liability (Asset)	0
Disposals of (benefit obligations) and fair value of plan asset	0	(14)
Remeasurements recognized in other comprehensive income (liabilities) assets	(92)	81
Net defined benefit liability (asset), end of period	(1,826)	(1,686)	(1,873)
The defined benefit obligation may be analysed between funded and unfunded plans as follows	(1,826)	(1,686)	(1,873)	(1,826)	(1,686)
Other | Accrued benefit obligation | Funded
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(1,387)
Benefit payments (liabilities) assets	(75)	(83)
Net defined benefit liability (asset), end of period	(1,499)	(1,387)
The defined benefit obligation may be analysed between funded and unfunded plans as follows	(1,499)	(1,387)		(1,499)	(1,387)
Other | Accrued benefit obligation | Unfunded
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(299)
Benefit payments (liabilities) assets	(15)	(17)
Net defined benefit liability (asset), end of period	(327)	(299)
The defined benefit obligation may be analysed between funded and unfunded plans as follows	(327)	(299)		(327)	(299)
Other | Fair value of plan assets
Analysis of the amount recognized in other comprehensive income
Remeasurements recognized in other comprehensive income (liabilities) assets	97	(36)
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	1,290	1,419
Exchange adjustments (liabilities) assets	(24)	73
Interest income on plan assets	(46)	(45)
Contributions by plan participants (liabilities) assets	6	7
Decrease Through Reclassification to Assets Held For Sale, Net Defined Benefit Liability (Asset)	0
Disposals of (benefit obligations) and fair value of plan asset		14
Remeasurements recognized in other comprehensive income (liabilities) assets	97	(36)
Net defined benefit liability (asset), end of period	1,412	1,290	1,419
Surplus (deficit) at 31 December				(414)	(396)
The defined benefit obligation may be analysed between funded and unfunded plans as follows	1,412	1,290	$ 1,419	1,412	1,290
Other | Fair value of plan assets | Funded
Movements in benefit obligation and fair value of plan assets during the year
Contributions by employers (funded plans)	24	25
Benefit payments (liabilities) assets	75	83
Germany | Accrued benefit obligation
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(4,328)
Net defined benefit liability (asset), end of period	(4,567)	(4,328)
The defined benefit obligation may be analysed between funded and unfunded plans as follows	$ (4,567)	$ (4,328)		$ (4,567)	$ (4,328)